Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $8,745,000 .
Narrative - Max Aggregate Offering Price	$ 8,745,000
Final Prospectus	true